Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders’ Equity (Deficit) [Abstract]
Schedule of Fair Value Option Granted	For the three months ended March 31, 2024, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:
Exercise price	$5.23
Expected dividend yield	0%
Risk free interest rate	3.97%
Expected life in years	5.0
Expected volatility	219%
For the year ended December 31, 2023, the fair value of each option granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$5.01
Expected dividend yield	0%
Risk free interest rate	4.49%
Expected life in years	10
Expected volatility	164%
For the year ended December 31, 2023, the fair value of each option granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$0.02
Expected dividend yield	0%
Risk free interest rate	3.95%
Expected life in years	10
Expected volatility	194%
For the year ended December 31, 2023, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$300-2,300
Expected dividend yield	0%
Risk free interest rate	1.13%-3.47%
Expected life in years	5-5.50
Expected volatility	147-165%
For the year ended December 31, 2022, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$7.50-20.00
Expected dividend yield	0%
Risk free interest rate	2.55%-3.47%
Expected life in years	5.00-5.50
Expected volatility	147%-165%

Schedule of Analysis of the Stock Option Grant Activity under the Plan	The following is an analysis of the stock option grant activity under the Plan:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2023	45,572	$173.12	9.74
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding March 31, 2024	45,572	$173.12	9.49
The following is an analysis of the stock option grant activity under the Pearsanta Plans:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2023	13,320,000	$0.02	9.97
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding March 31, 2024	13,320,000	$0.02	9.72

A summary of warrant issuances are as follows:
Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2023	5,047,450	$14.11	2.73
Granted	50,000	5.23	4.77
Exercised	-	-	-
Expired or forfeited	(400)	400.00	-
Outstanding March 31, 2024	5,097,050	$13.63	2.56
The following is an analysis of the stock option grant activity under the Plan:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	1,127	$6,802.93	5.74
Granted	44,445	5.01	9.86
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding December 31, 2023	45,572	$173.12	9.74
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	-	$-	-
Granted	13,320,000	0.02	9.97
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding December 31, 2023	13,320,000	$0.02	9.97

A summary of warrant issuances are as follows:
Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	127,281	$514.97	4.54
Granted	5,975,936	3.92	2.72
Exercised	(1,055,374)	0.24	-
Expired or forfeited	(393)	8,249.36	-
Outstanding December 31, 2023	5,047,450	$14.11	2.73

Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units	The following is an analysis of the stock option grant activity under the Plan:
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2023	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Nonvested on March 31, 2024	-	$-
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2023	4,000,000-	$0.02
Granted	-	-
Vested	(1,334,000)	0.02
Forfeited	-	-
Nonvested on March 31, 2024	2,666,000	$0.02
Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2023	-	$-
Granted	50,000	5.23
Vested	(50,000)	5.23
Forfeited	-	-
Nonvested on March 31, 2024	-	$-
A summary of Restricted Stock Units (“RSUs”) issuances are as follows:
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2023	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Nonvested March 31, 2024	-	$-

Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	55	$3,840
Granted	44,445	5.01
Vested	(44,500)	9.75
Forfeited	-	-
Nonvested on December 31, 2023	-	$-
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	-	$-
Granted	13,320,000	0.02
Vested	(9,320,000)	0.02
Forfeited	-	-
Nonvested on December 31, 2023	4,000,000	$0.02
Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	2,500	$300.00
Granted	5,975,936	3.92
Vested	(5,978,436)	4.04
Forfeited	-	-
Nonvested on December 31, 2023	-	$-
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	187	$1,856,21
Granted	-	-
Vested	(170)	2,714.15
Forfeited	(35)	1,345.77
Rounding for Reverse Split	18	-
Nonvested December 31, 2023	-	$-

Schedule of Preferred Stock Outstanding	There were 30,905 and 24,905 shares of preferred stock outstanding as of March 31, 2024 and December 31, 2023, respectively.
Aditxt Preferred Share Class	Quantity Issued and Outstanding as of March 31, 2024
Series A Preferred Stock	-
Series A-1 Convertible Preferred Stock	22,280
Series B Preferred Stock	-
Series B-1 Convertible Preferred Stock	6,000
Series B-2 Convertible Preferred Stock	2,625
Series C Preferred Stock	-
Total Aditxt Preferred Shares Outstanding	30,905